LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheet.

	December 31, 2023	December 31, 2022
	US$	US$
Right-of-use assets	556,104	873,878
Impairment of right-of-use assets	—	—
Right-of-use assets, net	$556,104	873,878

Operating lease liabilities - current	352,178	269,675
Operating lease liabilities – non-current	282,279	634,457
Total operating lease liabilities	$634,457	904,132

SCHEDULE OF OFFICE LEASE EXPENSE

The following table presents the components of the Company’s office lease expense in the year ended December 31, 2022 and 2023, which are included in general administrative on the consolidated statements of operations:

	For the year ended December 31,
	2023	2022
	US$	US$
Operating lease cost	358,044	60,578
Variable lease cost	—	—
Operating lease expense	$358,044	60,578
Short-term lease rent expense	57,621	31,301
Total lease expense	$415,665	91,879

SCHEDULE OF MATURITY OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

US$
2024	375,940
2025	288,594
Total	$664,534
Less: imputed interest	(30,077)
Present value of lease liabilities	$634,457